S000037523 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.85%	10.62%		12.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	11.52%	11.10%		12.10%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	13.65%	12.21%		13.04%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.36%	9.69%		10.85%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.74%	8.97%		10.10%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	13.73%	12.26%	13.32%
Performance Inception Date			Mar. 31, 2017
Class N | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			14.78%
Performance Inception Date			Mar. 31, 2017